Discontinued Operations - Brewery and Micro-Brewing Operations (Details Narrative) (10-K)	Oct. 02, 2015 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Cash received for sale of discontinued operations	$ 395,650